Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 2,615	$ 2,032
Restricted cash			26
Time deposits			3,377
Short term investments		4,888
Accounts receivable, net (net of allowance of $nil and $56 as of December 31, 2024 and 2025, respectively)		156	116
Prepaid expenses and other current assets, net (net of allowance of $392 and $1,214 as of December 31, 2024 and 2025, respectively)		847	6,747
Current assets held for sale			11,057
Total current assets		8,506	23,355
Non-current assets:
Property and equipment, net		7	7
Right of use asset		41	216
Non-current assets held for sale			1,831
Total non-current assets		48	2,054
Total assets		8,554	25,409
Current liabilities:
Accounts payable		22	5,388
Accrued expenses and other payables		1,538	15,296
Contract liabilities			1,299
Lease liabilities – current		12	179
Short-term bank and other borrowings			417
Income tax payable		6
Current liabilities held for sale			4,337
Total current liabilities		1,578	26,916
Non-current liabilities:
Lease liabilities – non-current		30
Non-current liabilities held for sale			2,091
Total non-current liabilities		30	2,091
Total liabilities		1,608	29,007
Commitments and contingencies
Shareholders’ (deficit) equity:
Ordinary shares (no par value; unlimited shares authorized; 28,970,077 shares and 45,470,079 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	[1]
Additional paid-in capital		332,452	330,016
Subscriptions receivable		(16,091)	(16,091)
Statutory reserve		1,901	1,901
Accumulated deficit		(309,477)	(314,842)
Accumulated other comprehensive loss		(2,055)	(4,389)
Total Borqs Technologies, Inc. shareholders’ (deficit) equity		6,730	(3,405)
Noncontrolling interest		216	(193)
Total shareholders’ (deficit) equity		6,946	(3,598)
Total liabilities, noncontrolling interest and shareholders’ equity		$ 8,554	$ 25,409

[1]	Giving retroactive effect to the one-for-sixteen reverse split on June 27, 2022 and one-for-twelve reverse split on October 10, 2023